Long-term debt (Details 3) (USD $)	1 Months Ended		12 Months Ended
	Dec. 31, 2010	Sep. 30, 2009	Dec. 31, 2012 item	Jul. 31, 2013	Dec. 31, 2011
Series F-2 convertible preferred stock | Warrants
Long-term debt
Number of shares that can be acquired from warrants exercisable					56,250
Secured debt facility
Long-term debt
Amount borrowed	$ 10,000,000	$ 12,500,000
Fixed interest rate of notes (as a percent)			13.65%	13.65%
Period of interest-only payments			5 months
Period for principal repayment			30 months
Outstanding balance of the notes			4,752,000		11,569,000
Number of financial covenants associated with the debt facility			0
Number of events of default			0
Aggregate debt maturities
2013			4,499,442
2014			439,487
Total debt at maturity value			4,938,929
Less unamortized discount			(55,948)
Total carrying value of debt			$ 4,882,981
Secured debt facility | Series F-2 convertible preferred stock | Warrants
Long-term debt
Number of shares purchased through warrants		62,500
Exercise price (in dollars per share)		$ 16.00